Deferred Acquisition Costs and Other Actuarial Balances - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Acquisition Costs
Amortization of deferred acquisition costs	$ 388.7	$ 385.7	$ 372.2
Long-duration and short-duration insurance
Deferred Acquisition Costs
Amortization of deferred acquisition costs	$ 388.7	$ 385.7	$ 372.2